Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	4,125,800	$3,490,147
Grupo Aeromexico SAB de CV(a)	1,947,843	1,776,861

		5,267,008

Banks — 14.3%
Banco del Bajio SA(b)	3,988,430	7,701,698
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	10,231,550	14,973,127
Grupo Financiero Banorte SAB de CV, Class O	12,774,661	69,431,258
Grupo Financiero Inbursa SAB de CV, Class O	12,784,292	16,948,810
Regional SAB de CV	1,394,500	6,749,404

		115,804,297

Beverages — 14.3%
Arca Continental SAB de CV	2,467,729	13,180,767
Coca-Cola Femsa SAB de CV	2,027,543	12,635,765
Fomento Economico Mexicano SAB de CV	9,680,810	89,939,249

		115,755,781

Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	2,697,487	4,915,901

Chemicals — 1.5%
Mexichem SAB de CV	5,832,818	12,197,122

Construction Materials — 4.4%
Cemex SAB de CV, CPO(a)	77,925,629	31,747,993
Grupo Cementos de Chihuahua SAB de CV	777,300	4,182,672

		35,930,665

Consumer Finance — 1.2%
Credito Real SAB de CV SOFOM ER	1,795,674	2,084,873
Gentera SAB de CV	6,109,306	5,373,660
Unifin Financiera SAB de CV SOFOM ENR	1,001,848	2,287,574

		9,746,107

Diversified Telecommunication Services — 0.7%
Telesites SAB de CV(a)	8,272,146	5,394,832

Equity Real Estate Investment Trusts (REITs) — 5.4%
Concentradora Fibra Danhos SA de CV	1,984,700	2,427,808
Concentradora Fibra Hotelera Mexicana SA de CV(b)	6,032,390	2,703,756
Fibra Uno Administracion SA de CV	16,783,800	21,523,727
Macquarie Mexico Real Estate Management SA de CV(b).	4,977,800	5,188,090
PLA Administradora Industrial S. de RL de CV	4,847,400	7,400,309
Prologis Property Mexico SA de CV	2,397,200	4,687,689

		43,931,379

Food & Staples Retailing — 9.9%
Grupo Comercial Chedraui SA de CV	2,264,800	3,815,567
La Comer SAB de CV(a)	3,319,855	3,590,451
Wal-Mart de Mexico SAB de CV	25,750,733	72,624,381

		80,030,399

Food Products — 4.7%
Gruma SAB de CV, Series B	1,190,455	11,345,789
Grupo Bimbo SAB de CV, Series A	9,049,604	18,250,100
Grupo Herdez SAB de CV	1,603,944	3,283,704
Industrias Bachoco SAB de CV, Series B	1,211,700	5,328,971

		38,208,564

Gas Utilities — 1.4%
Infraestructura Energetica Nova SAB de CV	2,868,300	11,671,231

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.1%
Alsea SAB de CV	2,988,366	$5,834,563
Hoteles City Express SAB de CV(a)	2,780,800	3,004,623

		8,839,186

Household Durables — 0.2%
Consorcio ARA SAB de CV	7,361,346	1,561,492

Household Products — 1.9%
Kimberly-Clark de Mexico SAB de CV, Class A	8,541,854	15,396,810

Industrial Conglomerates — 3.0%
Alfa SAB de CV, Class A	16,223,651	14,799,537
Grupo Carso SAB de CV, Series A1	2,649,533	9,744,834

		24,544,371

Insurance — 0.4%
Qualitas Controladora SAB de CV	1,323,400	3,523,173

Machinery — 0.2%
Grupo Rotoplas SAB de CV	1,493,600	1,375,439

Media — 3.7%
Grupo Televisa SAB, CPO	12,287,647	22,869,190
Megacable Holdings SAB de CV, CPO	1,452,600	5,992,905
TV Azteca SAB de CV, CPO	12,323,839	1,099,698

		29,961,793

Metals & Mining — 5.5%
Grupo Mexico SAB de CV, Series B	14,305,986	35,678,340
Industrias CH SAB de CV, Series B(a)	21,070	67,084
Industrias Penoles SAB de CV	804,528	8,996,815

		44,742,239

Mortgage Real Estate Investment — 0.3%
Concentradora Hipotecaria SAPI de CV(c)	2,502,500	2,134,810

Multiline Retail — 0.8%
El Puerto de Liverpool SAB de CV, Series C1, NVS	1,140,365	6,379,973

Pharmaceuticals — 0.6%
Genomma Lab Internacional SAB de CV, Class B(a)	5,406,793	4,548,968

Real Estate Management & Development — 0.8%
Corp Inmobiliaria Vesta SAB de CV	3,676,849	5,242,062
Grupo GICSA SA de CV(a)	4,406,266	1,343,572

		6,585,634

Transportation Infrastructure — 7.4%
Grupo Aeroportuario del Centro Norte SAB de CV	1,629,892	9,830,963
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,973,349	19,298,300
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,141,205	18,005,918
Promotora y Operadora de Infraestructura SAB de CV	1,292,890	12,579,167

		59,714,348

Wireless Telecommunication Services — 14.7%
America Movil SAB de CV, Series L, NVS	169,483,918	119,174,119

Total Common Stocks — 99.7% (Cost: $1,266,527,503)		807,335,641

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	226,699	226,790

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	441,103	$441,103

		667,893

Total Short-Term Investments — 0.1% (Cost: $667,826)		667,893

Total Investments in Securities — 99.8% (Cost: $1,267,195,329)		808,003,534

Other Assets, Less Liabilities — 0.2%		1,228,373

Net Assets — 100.0%		$809,231,907

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,322,257	(16,095,558)	226,699	$226,790	$82,179	(a)	$(979)	$(4,806)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,154	(293,051)	441,103	441,103	14,289		—	—

				$667,893	$96,468		$(979)	$(4,806)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts MEX BOLSA Index	59	06/21/19	$1,282	$1,526

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$807,335,641	$—	$—	$807,335,641
Money Market Funds	667,893	—	—	667,893

	$808,003,534	$—	$—	$808,003,534

Derivative financial instruments(a)
Assets
Futures Contracts	$1,526	$—	$—	$1,526

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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